Advances to Suppliers - Schedule of Allowance for Credit Loss for the Advances to Suppliers (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Loss for the Advances to Suppliers [Line Items]
Less: allowance for credit losses
Advances to suppliers, net	13,867,174	12,697,192
Third parties [Member]
Schedule of Allowance for Credit Loss for the Advances to Suppliers [Line Items]
Advances to suppliers	13,412,095	12,697,192
Related parties [Member]
Schedule of Allowance for Credit Loss for the Advances to Suppliers [Line Items]
Advances to suppliers	$ 455,079